Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—95.7%
Communication Services—5.4%
Alphabet, Inc. Class C (United States)(1)	13,495	$18,043
Cellnex Telecom SA 144A (Spain)(2)	662,194	28,501
Tencent Holdings Ltd. (China)	270,945	13,060
		59,604

Consumer Discretionary—10.0%
adidas AG (Germany)	65,284	21,222
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	175,866	37,301
Booking Holdings, Inc. (Netherlands)(1)	11,186	22,973
Flutter Entertainment plc (Ireland)	93,225	11,330
LVMH Moet Hennessy Louis Vuitton SE (France)	37,391	17,372
		110,198

Consumer Staples—16.5%
Alimentation Couche-Tard, Inc. Class B (Canada)	1,243,340	39,458
Anheuser-Busch InBev NV (Belgium)	395,333	32,243
Heineken NV (Netherlands)	136,098	14,491
Nestle S.A. Registered Shares (Switzerland)	369,206	39,973
Unilever NV (Netherlands)	605,797	34,812
Wal-Mart de Mexico SAB de C.V. (Mexico)	6,999,577	20,094
		181,071

Financials—8.3%
HDFC Bank Ltd. (India)	1,865,581	33,249
Housing Development Finance Corp., Ltd. (India)	698,742	23,617
Itau Unibanco Holding SA Sponsored ADR (Brazil)	1,679,489	15,367
London Stock Exchange Group plc (United Kingdom)	183,482	18,836
		91,069

Health Care—7.4%
Alcon, Inc. (Switzerland)(1)	385,602	21,834
CSL Ltd. (Australia)	81,884	15,846
Grifols SA (Spain)(3)	931,782	32,850
Medtronic plc (United States)	94,195	10,686
		81,216

Industrials—30.0%
Ashtead Group plc (United Kingdom)	530,433	16,961
Bunzl plc (United Kingdom)	812,041	22,212
CAE, Inc. (Canada)	801,155	21,211
Canadian National Railway Co. (Canada)	244,177	22,089
DCC plc (Ireland)	236,319	20,485
IMCD NV (Netherlands)	138,970	12,128
RELX plc (United Kingdom)	1,753,651	44,180
Rentokil Initial plc (United Kingdom)	4,628,292	27,772
Safran SA (France)	213,471	32,960
Techtronic Industries Co., Ltd. (Hong Kong)	2,369,655	19,326
Teleperformance (France)	122,050	29,763
Vinci SA (France)	211,647	23,503
Wolters Kluwer NV (Netherlands)	506,353	36,930
		329,520

	Shares	Value

Information Technology—15.0%
Constellation Software, Inc. (Canada)	21,761	$21,134
Keyence Corp. (Japan)	52,480	18,590
Mastercard, Inc. Class A (United States)	122,438	36,559
SAP SE (Germany)	177,923	24,013
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	577,274	33,540
Tata Consultancy Services Ltd. (India)	1,003,925	30,404
		164,240

Materials—1.6%
Air Liquide SA (France)	121,254	17,165
Utilities—1.5%
Equatorial Energia S.A. (Brazil)	2,972,474	16,840
Total Common Stocks (Identified Cost $709,973)		1,050,923

Total Long-Term Investments—95.7% (Identified Cost $709,973)		1,050,923

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(4)	5,260,847	5,261
Total Short-Term Investment (Identified Cost $5,261)		5,261

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(4)(5)	5,448,747	5,449
Total Securities Lending Collateral (Identified Cost $5,449)		5,449

TOTAL INVESTMENTS—96.7% (Identified Cost $720,683)		$1,061,633
Other assets and liabilities, net—3.3%		36,563
NET ASSETS—100.0%		$1,098,196

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $28,501 or 2.6% of net assets.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Country Weightings†
United Kingdom	12%
Netherlands	11
France	11
Canada	10
India	8
United States	7
Switzerland	6
Other	35
Total	100%
† % of total investments as of December 31, 2019.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,050,923	$1,050,923
Securities Lending Collateral	5,449	5,449
Money Market Mutual Fund	5,261	5,261
Total Investments	$1,061,633	$1,061,633
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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